Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Cash flows from operating activities
Profit before income tax - continuing operations	$ 1,782,442	$ 58,231	$ 1,532,416	$ 1,700,435
Profit (loss) before income tax - discontinued operations			1,814,953	(122,105)
Profit before income tax including discontinued operations	1,782,442	58,231	3,347,369	1,578,330
Adjustments to reconcile profit before income tax to net cash flows :
Depreciation of property, plant and equipment	3,376,579	110,310	2,899,278	3,228,441
Amortization of assets				2,838
Allowance (reversal) for impairment of accounts and notes receivable			(87)	87
Expected credit losses	348	12
Interest expense	152,416	4,979	192,839	145,151
Interest income	(49,971)	(1,633)	(53,587)	(42,307)
Dividend income	(571)	(19)
Impairment of property, plant and equipment			956	8,198
Gain on valuation of financial assets at fair value through profit or loss	(1,485)	(49)	(637)
Gain on disposal of property, plant and equipment, net	(14,274)	(466)	(132,774)	(6,839)
Gain on disposal of a subsidiary			(1,843,234)
Insurance compensation income	(147)	(5)	(486,858)
Share of (profit) loss of associates	300,101	9,804	179,491	(28,924)
Gain on disposal of long-term investment in associates			(16,929)
Donations				127
Share-based payments	41,043	1,341	123,021	356,463
Deferred revenue	(42,857)	(1,400)	(11,995)	(2,403)
Current contract assets	(44,858)	(1,465)
Accounts and notes receivable	(733,695)	(23,969)	127,800	(480,348)
Accounts receivable - related parties	(129)	(4)	(240)
Other receivables	5,238	171	(15,644)	(124,226)
Other receivables - related parties	16,317	533	35,855
Inventories	(58,101)	(1,898)	(63,910)	(347,133)
Prepayments	46,781	1,528	126,708	12,291
Other financial assets			1,600	17,243
Financial assets at fair value through profit or loss	1,447	47	637
Other non-current assets	6,914	226	6,914	6,914
Current contract liabilities	280	9
Accounts payable	(50,689)	(1,656)	(147,859)	215,555
Accounts payable - related parties	121	4	263
Other payables	(301,711)	(9,857)	438,682	(249,607)
Other payables - related parties	182	6	(43,144)
Current provisions	(27,803)	(908)	46,592	(16,184)
Receipts in advance			(5,913)	2,150
Current refund liabilities	(37,529)	(1,226)
Other current liabilities	(475)	(16)	(15,469)	22,878
Net defined benefit liability, non-current	(17,722)	(579)	(17,604)	(15,886)
Cash generated from operations	4,348,192	142,051	4,672,121	4,282,809
Interest received	48,590	1,587	47,815	44,413
Dividend received	6,184	202	14,325	5,730
Interest paid	(154,307)	(5,041)	(189,381)	(145,668)
Income tax paid	(119,473)	(3,903)	(387,590)	(499,293)
Net cash generated from operating activities	4,129,186	134,896	4,157,290	3,687,991
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	18,160	593	306,634	59,134
Proceeds from insurance compensation	147	5	486,858
Net cash flow from disposal of a subsidiary			1,781,213
Acquisition of property, plant and equipment	(4,154,198)	(135,714)	(4,682,705)	(4,471,465)
Acquisition of available-for-sale financial assets			(10,940)
Acquisition of investment in associate	(794,694)	(25,962)	(1,373,486)
Decrease (increase) in refundable deposits	(664)	(21)	(11)	407
Increase in other non-current assets				(139,304)
Increase in financial assets at amortized cost	(198,030)	(6,469)
Increase in other financial assets			(964)	(5,466)
Net cash used in investing activities	(5,129,279)	(167,568)	(3,493,401)	(4,556,694)
Proceeds from short-term bank loans	1,053,202	34,407	5,560,354	3,820,594
Payments on short-term bank loans	(2,022,555)	(66,075)	(4,278,518)	(4,969,469)
Proceeds from long-term bank loans	12,663,550	413,706	148,829	10,560,000
Payments on long-term bank loans	(12,553,300)	(410,104)	(1,124,699)	(6,200,567)
Decrease in guarantee deposits	(279)	(9)	(33)	(44)
Payments on repurchase of shares				(1,007,654)
Cash paid in respect of share-based payments				(292,623)
Cash dividend	(256,806)	(8,390)	(257,026)	(1,792,553)
Cash distribution from capital surplus			(599,728)
Payments on capital reduction	(1,284,223)	(41,954)
Payments on capital reorganization				(3,341,621)
Net cash used in financing activities	(2,400,411)	(78,419)	(550,821)	(3,223,937)
Net increase (decrease) in cash and cash equivalents	(3,400,504)	(111,091)	113,068	(4,092,640)
Effect of foreign exchange rate changes	7,312	239	(38,617)	(73,447)
Cash and cash equivalents at beginning of year	8,035,714	262,519	7,961,263	12,127,350
Cash and cash equivalents at end of year	$ 4,642,522	$ 151,667	$ 8,035,714	$ 7,961,263